INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 681,939	$ 657,234
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	219,479	215,419
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	248,453	239,462
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 214,007	$ 202,353